THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Supplement dated February 12, 2015 to the

Class S Prospectus dated May 1, 2014

As supplemented to date

The following replaces the information under the heading “Management” on page 14 of the Alger Mid Cap Growth Portfolio Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Ankur Crawford, Ph.D.	Teresa McRoberts	Brian Schulz, CFA
Senior Vice President	Senior Vice President,	Senior Vice President,
Senior Analyst	Senior Analyst and	Senior Analyst and
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since November 2010	Since February 2015	Since February 2013

Alex Goldman	Michael Melnyk, CFA	Christopher R. Walsh, CFA
Senior Vice President,	Senior Vice President,	Senior Vice President,
Senior Analyst and	Senior Analyst and	Senior Analyst and
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since February 2013	Since February 2013	Since February 2013

The following replaces the entries for Alger Mid Cap Growth Portfolio in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 22 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Ankur Crawford, Ph.D. Alex Goldman Teresa McRoberts Michael Melnyk, CFA Brian Schulz, CFA Christopher R. Walsh, CFA	November 2010 February 2013 February 2015 February 2013 February 2013 February 2013

The following paragraph is added to the descriptions of portfolio managers on page 23 of the Prospectus.

•                  Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, Senior Analyst and Portfolio Manager.  Prior to joining the Manager, she was a founder and partner of Bienville health Science Partners, LP. from September 2013 to January 2015.  Ms. McRoberts was self-employed from November 2009 to September 2013.

In addition, the description regarding Joel Emery is deleted from the descriptions of portfolio managers on page 23 of the Prospectus. Mr. Emery is no longer employed by the Manager.

S-APPS 21215